Equity - Share Repurchase Activities (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	3 Months Ended					12 Months Ended
	Feb. 22, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Equity, Class of Treasury Stock [Line Items]
Purchase of treasury stock							$ 321	$ 211
Share Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Shares repurchased (in shares)	409,037	1,142,105	1,200,000	1,870,854	3,433,610	5,778,649	7,646,569	5,778,649
Purchase of treasury stock	$ 16	$ 38	$ 39	$ 66	$ 140	$ 211	$ 283	$ 211
Shares repurchased, price per share (in usd per share)	$ 39.56	$ 33.33	$ 32.75	$ 35.15	$ 40.84	$ 36.51	$ 37.05	$ 36.51